Related party transactions - Key management compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Basic salaries and bonus	¥ 15,609	¥ 17,740
Share based compensation	27,528	24,547
Pension costs - defined contribution plans	319	376
Compensation paid or payable to key management for employee services	¥ 43,456	¥ 42,663